Condensed Consolidated Balance Sheets - USD ($)	Apr. 30, 2022	Jan. 31, 2022	Jan. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 4,010,644	$ 4,891,868	$ 151,993
Accounts receivable	99,098	71,380	109,347
Inventory	127,533	131,648	52,848
Prepaid expenses	404,637	370,472
Total Current Assets	4,641,912	5,465,368	314,188
PROPERTY & EQUIPMENT-net	1,000,873	979,297	1,076,626
OTHER ASSETS:
Goodwill	5,349,039	5,349,039	7,529,875
Operating lease right of use asset	98,192	19,043
Intangible assets-net	894,459	926,913	1,006,730
TOTAL ASSETS	11,984,475	12,739,660	9,927,419
CURRENT LIABILITIES:
Accounts payable and accrued expenses	535,440	639,539	940,612
Deferred revenue	129,986	106,267	86,846
Operating lease liability	33,885	19,331
Notes payable-related party, net			1,402,523
Finance lease liabilities-current portion			24,740
Notes payable-current portion	23,746	14,119	113,885
Total Current Liabilities	723,057	779,256	2,568,606
LONG-TERM LIABILITIES:
Note payable-net of current portion	115,749	101,119	150,063
Operating lease liability-net of current portion	65,569
Finance lease liabilities-net of currnt portion			96,804
Total Liabilities	904,375	880,375	2,815,473
Commitments and Contingencies
STOCKHOLDERS’ EQUITY:
Preferred stock, $.001 par value, 10,000,000 shares authorized, -0- outstanding
Common stock, $.001 par value, 250,000,000 shares authorized; 7,871,359 shares issued at April 30, 2022 and January 31, 2022, 7,820,232 and 7,843,234 shares outstanding as of April 30,2022 and January 31, 2022, respectively	7,820	7,843	6,257
Additional paid-in-capital	29,967,467	29,967,444	18,871,098
Subscription payable			70,000
Accumulated other comprehensive loss	(304)	(304)	(304)
Treasury stock, 51,127 and 28,125 shares at cost, respectively	(193,663)	(104,467)
Accumulated deficit	(18,701,220)	(18,011,231)	(11,835,105)
Total Stockholders’ Equity	11,080,100	11,859,285	7,111,946
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 11,984,475	$ 12,739,660	$ 9,927,419